1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2016
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	June 30, 2016	June 30, 2015

Stock Warrants (Exercise price - $0.001/share)	16,500,000	35,200,000
Convertible Preferred Stock	2	2
Total	16,500,002	35,200,002

Schedule of fair Value of Financial Instruments
	June 30, 2016	December 31, 2015
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-